Financial instruments (Tables)	12 Months Ended
Jun. 30, 2023
Statement [line items]
Summary of foreign currency risk
The carrying amount of the consolidated entity’s foreign currency denominated financial assets and financial liabilities at the reporting date was as follows:

	Assets		Liabilities
	2023 A$’000	2022 restated A$’000	2023 A$’000	2022 A$’000

US dollars	2,326	7,276	1,135	3,071
Euros	—	—	2,710	205
Singapore dollars	—	—	1	—

	2,326	7,276	3,846	3,276

Summary of foreign currency risk sensitivity
If all currencies had strengthened
and weakened
against the USD by 10% (2022: 10%) then this would have had the following impact:

	AUD strengthened			AUD weakened
Consolidated - 2023	% change	Effect on profit before tax A$’000	Effect on equity A$’000	% change	Effect on profit before tax A$’000	Effect on equity A$’000

US dollars	10%	(494)	(494)	(10%)	494	494
Euros	10%	271	271	(10%)	(271)	(271)

		(223)	(223)		223	223

	AUD strengthened			AUD weakened
Consolidated – 2022 (restated)	% change	Effect on profit before tax A$’000	Effect on equity A$’000	% change	Effect on profit before tax A$’000	Effect on equity A$’000

US dollars	10%	(420)	(420)	(10%)	420	420
Euros	10%	20	20	(10%)	(20)	(20)

		(400)	(400)		400	400

Summary of variable interest rate balances
As at the reporting date, the consolidated entity had the following variable interest rate balances:

	2023		2022
	Weighted average interest rate %	Balance A$’000	Weighted average interest rate %	Balance A$’000

Cash at bank and in hand	0.40	5,241	—	7,361

Net exposure to cash flow interest rate risk		5,241		7,361

Summary of remaining contractual maturities of financial instrument liabilities

2023	Weighted average interest rate %	1 year or less A$’000	Between 1 and 2 years A$’000	Between 2 and 5 years A$’000	Over 5 years A$’000	Remaining contractual maturities A$’000

Non-derivatives
Trade payables	—	857	—	—	—	857
Accrued payables	—	3,472	—	—	—	3,472
Contingent consideration	—	750	4,303	3,099	—	8,152

Total non-derivatives		5,079	4,303	3,099	—	12,481

2022 restated	Weighted average interest rate %	1 year or less A$’000	Between 1 and 2 years A$’000	Between 2 and 5 years A$’000	Over 5 years A$’000	Remaining contractual maturities A$’000

Non-derivatives
Trade payables	—	1,524	—	—	—	1,524
Accrued payables	—	2,236	—	—	—	2,236
Contingent consideration	—	759	8,338	795	—	9,892

Total non-derivatives		4,519	8,338	795	—	13,652